Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	R$ 22,055,720	R$ 19,491,061	R$ 17,797,541
Sanitation Services 1 [Member]
IfrsStatementLineItems [Line Items]
Revenues	661,955	522,608	501,756
Payments Received Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(632,501)	(439,349)	(520,881)
Payment Received From Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (186,690)	R$ (179,787)	R$ (173,874)